OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER EXPENSES
Schedule of other expenses

	Years ended December 31,
	2025 $	2024 $
Loss on disposal of property, plant, and equipment	879	298
Other (income) expenses	(189)	1,272
	690	1,570